Warrant Liabilities (Annual and Quarter) (Detail) (USD $)	3 Months Ended	9 Months Ended									9 Months Ended	12 Months Ended						12 Months Ended						9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Restatement Adjustment [Member] Warrants A [Member]	Dec. 31, 2011 Restatement Adjustment [Member] Warrants A [Member]	Sep. 30, 2012 Restatement Adjustment [Member] Warrants B [Member]	Dec. 31, 2011 Restatement Adjustment [Member] Warrants B [Member]	Dec. 31, 2011 Restatement Adjustment [Member]	Dec. 31, 2011 Warrants A [Member] Common Stock [Member]	Sep. 30, 2012 Warrants A [Member]	Dec. 31, 2011 Warrants A [Member]	Nov. 14, 2011 Warrants A [Member]	Dec. 31, 2011 Warrants B [Member] Common Stock [Member]	Sep. 30, 2012 Warrants B [Member]	Dec. 31, 2011 Warrants B [Member]	Nov. 14, 2011 Warrants B [Member]	Dec. 31, 2011 Warrant A and Warrant B [Member]	Sep. 30, 2012 Warrant A and Warrant B [Member]	Sep. 30, 2012 Placement Agent Warrants [Member] Warrants A [Member]	Dec. 31, 2011 Placement Agent Warrants [Member] Warrants A [Member]	Sep. 30, 2012 Placement Agent Warrants [Member] Warrants B [Member]	Dec. 31, 2011 Placement Agent Warrants [Member] Warrants B [Member]	Sep. 30, 2012 Placement Agent Warrants [Member]	Dec. 31, 2011 Placement Agent Warrants [Member]	Sep. 30, 2012 Placement Agent [Member] Warrants A [Member]	Sep. 30, 2012 Placement Agent [Member] Warrants B [Member]	Sep. 30, 2012 Placement Agent [Member]	Dec. 31, 2011 Placement Agent [Member]	Sep. 30, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Sep. 30, 2012 Warrants A [Member]	Dec. 31, 2011 Warrant [Member]
Warrants Issued During Period											4,165,000	4,165,000						8,330,000						1,200,000	1,200,000					1,000,000	1,000,000	416,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			1,000,000							1				1						240,000	240,000	240,000	240,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.50	0.50	1.00		0.20	0.20	0.50	0.50	0.01		0.20	1.00	0.20		0.50	1.00	0.50	1.00						0.50	0.50	0.50	0.20			0.10
Class of Warrant or Right, Outstanding																			8,330,000					2,680,000	2,680,000			1,680,000	1,680,000
Secured Debt (in Dollars)	$ 650,000	$ 650,000																												$ 650,000	$ 650,000
Other Noncash Expense (in Dollars)																																	3,700,000
Common Stock, Shares Authorized	60,000,000	60,000,000	5,500,000	5,500,000
Other Noncash Income (in Dollars)	$ 1,400,000	$ 3,300,000